Note 16 - Non-Controlling Interest	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Noncontrolling Interest [Abstract]
Note 16 - Non-Controlling Interest

Note 12 – Non-Controlling Interests

On February 12, 2018, the Company' wholly-owned subsidiary, GB Sciences Louisiana, LLC ("GBSLA"), issued members' equity interests equal to 15% in GBSLA to Wellcana Group, LLC ("Wellcana") for $3 million. Under the GBSLA operating agreement, Wellcana has the option to make additional capital contributions for the purchase of up to an additional 35% membership interest in GBSLA, at the rate of 5% membership interest per $1 million contributed.

On May 23, 2018, Wellcana made a $3.8 million capital contribution to GBSLA for the purchase of an additional 19% membership interest, increasing its ownership interest to 34%. On September 14, 2018, Wellcana made an additional capital contribution of $2.9 million, thereby increasing the non-controlling interest in GBSLA to 48.6%. The capital contributions have been used to fund the buildout of the Petroleum Drive facility and to pay for the operating costs of GBSLA.

The Company maintains a majority interest in GBSLA and continues to exercise control over the management and operations of GBSLA. Accordingly, the Company continues to consolidate GBSLA in its condensed consolidated financial statements for the three and six months ended September 30, 2018.

Note 16 – Non-Controlling Interest

On February 12, 2018, the Company entered into the Operating Agreement for its wholly-owned subsidiary, GB Sciences Louisiana, LLC (“GBSLA"). Pursuant to the Operating Agreement, Wellcana Group, LLC (“Wellcana”) purchased 15% of the membership interest in GBSLA for the price of $3 million. Under the operating agreement, Wellcana has the option to make additional capital contributions for the purchase of up to an additional 35% membership interest in GBSLA, at the rate of 5% membership interest per $1 million contributed. As of March 31, 2018, Wellcana’s non-controlling interest in GBSLA remained at 15%.

On May 23, 2018, Wellcana made an additional $3.8 million contribution to GBSLA for the purchase of an additional 19% membership interest. The contribution increased Wellcana’s membership interest in GBSLA to a total of 34%.